Description of Business, Going Concern and Summary of Significant Accounting Policies - Description of Business (Details)	12 Months Ended
Dec. 31, 2022 segment facility
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment	2
Titanium Dioxide
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities	7
Performance Additives
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities	13